Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity [Abstract]
Schedule of common stock activity
Outstanding shares
Balance, December 31, 2021	1,151,207
Shares of Common Stock issued	324,928
Shares issued for services	7, 693
Treasury stock	(10,183)
Balance, December 31, 2021	1,473,645